UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 3.7%
Ford Motor Co.	200,360	$2,476,450
General Motors Co.	51,527	1,886,403

Total Automobiles		4,362,853

Hotels, Restaurants & Leisure - 5.6%
Darden Restaurants Inc.	43,270	3,170,826
DineEquity Inc.	5,240	359,359
McDonald’s Corp.	24,738	3,032,137

Total Hotels, Restaurants & Leisure		6,562,322

Internet & Direct Marketing Retail - 0.1%
PetMed Express Inc.	4,688	99,339

Media - 0.5%
Regal Entertainment Group, Class A Shares	25,252	572,210

Specialty Retail - 1.8%
L Brands Inc.	34,945	2,104,038

TOTAL CONSUMER DISCRETIONARY		13,700,762

CONSUMER STAPLES - 15.3%
Beverages - 2.3%
Coca-Cola Co.	65,453	2,720,881

Food Products - 2.3%
General Mills Inc.	42,802	2,674,269

Household Products - 2.5%
Procter & Gamble Co.	34,124	2,989,262

Tobacco - 8.2%
Altria Group Inc.	44,468	3,165,232
Philip Morris International Inc.	29,212	2,808,150
Reynolds American Inc.	55,744	3,351,887
Universal Corp.	4,196	285,328

Total Tobacco		9,610,597

TOTAL CONSUMER STAPLES		17,995,009

FINANCIALS - 8.0%
Banks - 3.2%
City Holding Co.	1,596	103,884
Glacier Bancorp Inc.	8,204	291,488
Old National Bancorp	24,087	427,544
Park National Corp.	658	72,900
People’s United Financial Inc.	98,060	1,838,625
Trustmark Corp.	9,081	305,303
Umpqua Holdings Corp.	43,217	791,303

Total Banks		3,831,047

Insurance - 1.0%
CNA Financial Corp.	4,416	183,926
Old Republic International Corp.	48,473	1,008,239

Total Insurance		1,192,165

Mortgage Real Estate Investment (REITs) - 3.7%
Apollo Commercial Real Estate Finance Inc.	18,985	330,529
Blackstone Mortgage Trust Inc., Class A Shares	11,907	363,044
Capstead Mortgage Corp.	20,303	216,633
Chimera Investment Corp.	34,519	608,570
CYS Investments Inc.	26,367	199,598
MFA Financial Inc.	50,850	401,206
New York Mortgage Trust Inc.	17,603	112,835
Pennymac Mortgage Investment Trust	19,289	326,949

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment (REITs) - (continued)
Starwood Property Trust Inc.	55,229	$1,229,398
Two Harbors Investment Corp.	61,462	539,022

Total Mortgage Real Estate Investment (REITs)		4,327,784

Thrifts & Mortgage Finance - 0.1%
Oritani Financial Corp.	5,077	88,086

TOTAL FINANCIALS		9,439,082

HEALTH CARE - 0.1%
Biotechnology - 0.1%
PDL BioPharma Inc.	45,381	99,838

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience Inc.	5,387	70,570

TOTAL HEALTH CARE		170,408

INDUSTRIALS - 15.7%
Aerospace & Defense - 2.9%
Boeing Co.	20,923	3,419,236

Air Freight & Logistics - 2.5%
United Parcel Service Inc., Class B Shares	26,321	2,872,411

Commercial Services & Supplies - 0.1%
McGrath RentCorp	3,131	119,855

Electrical Equipment - 5.2%
Eaton Corp. PLC	43,941	3,110,144
Emerson Electric Co.	51,803	3,038,764

Total Electrical Equipment		6,148,908

Machinery - 2.9%
Cummins Inc.	23,424	3,443,562

Trading Companies & Distributors - 2.1%
Fastenal Co.	48,388	2,403,916

TOTAL INDUSTRIALS		18,407,888

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.5%
Cisco Systems Inc.	96,042	2,950,410

IT Services - 6.2%
International Business Machines Corp.	18,699	3,263,350
Paychex Inc.	42,543	2,564,917
Western Union Co.	72,427	1,418,121

Total IT Services		7,246,388

Software - 1.8%
CA Inc.	66,924	2,092,713

TOTAL INFORMATION TECHNOLOGY		12,289,511

MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International Inc.	6,611	293,066

REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 10.4%
Agree Realty Corp.	4,404	206,548
Columbia Property Trust Inc.	10,699	238,053
CoreCivic Inc.	14,910	432,986
Crown Castle International Corp.	29,559	2,596,167
Digital Realty Trust Inc.	18,440	1,984,697
EastGroup Properties Inc.	3,652	258,452
EPR Properties	10,570	781,863
Franklin Street Properties Corp.	6,585	83,959
Gaming and Leisure Properties Inc.	16,712	528,601

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Liberty Property Trust		18,897	$725,456
LTC Properties Inc.		4,829	225,369
Monmouth Real Estate Investment Corp.		5,379	78,533
National Health Investors Inc.		5,456	403,689
National Retail Properties Inc.		23,351	1,018,104
Piedmont Office Realty Trust Inc., Class A Shares		18,469	401,147
Select Income REIT		8,521	213,110
Senior Housing Properties Trust		36,869	702,355
STORE Capital Corp.		35,255	834,133
WP Carey Inc.		7,385	457,427

TOTAL REAL ESTATE			12,170,649

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T Inc.		70,555	2,974,599
Verizon Communications Inc.		54,627	2,677,269

TOTAL TELECOMMUNICATION SERVICES			5,651,868

UTILITIES - 22.8%
Electric Utilities - 13.3%
American Electric Power Co. Inc.		43,550	2,789,813
Duke Energy Corp.		35,227	2,766,729
Exelon Corp.		80,733	2,896,700
Hawaiian Electric Industries Inc.		12,520	419,170
OGE Energy Corp.		33,351	1,118,592
Otter Tail Corp.		2,519	95,344
PPL Corp.		78,765	2,744,173
Southern Co.		54,896	2,713,509

Total Electric Utilities			15,544,030

Gas Utilities - 0.2%
South Jersey Industries Inc.		8,001	264,033

Multi-Utilities - 9.3%
Ameren Corp.		45,161	2,377,727
Consolidated Edison Inc.		37,448	2,784,259
Dominion Resources Inc.		38,438	2,932,050
Public Service Enterprise Group Inc.		64,090	2,835,982

Total Multi-Utilities			10,930,018

TOTAL UTILITIES			26,738,081

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,369,044)			116,856,324

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $402,259)	0.461%	402,259	402,259

TOTAL INVESTMENTS - 99.8% (Cost - $112,771,303#)			117,258,583
Other Assets in Excess of Liabilities - 0.2%			238,131

TOTAL NET ASSETS - 100.0%			$117,496,714

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (formerly known as Legg Mason ETF Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant

Notes to Schedule of Investments (unaudited) (continued)

and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$116,856,324	—	—	$116,856,324

Short-Term Investments†	402,259	—	—	402,259

Total Investments	$117,258,583	—	—	$117,258,583

Other Financial Instruments:
Futures Contracts	2,492	—	—	2,492

Total	$117,261,075	—	—	$117,261,075

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,459,969
Gross unrealized depreciation	(1,972,689)

Net unrealized appreciation	$4,487,280

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-Mini S&P 500 Index	3	3/17	$338,683	$341,175	$2,492

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017